Statements of Cash Flows (Twelve Month and Month Ended 2017 Unaudited) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Cash flows used in operating activities:
Net loss for the period	$ (769)	$ (21,504)	$ (10,478)	$ (6,317)	$ (11,247)
Adjustments:
Amortization of intangible assets	194	2,323	2,323	2,336	2,517
Depreciation of equipment	32	349	189	59	221
Impairment loss related to intangible assets				339
Stock-based compensation	86	929	588	309	674
Net financial expenses	51	1,808	115	(3,295)	166
Realized foreign exchange gain (loss)	(12)	(7)	60	36	48
Deferred income tax recovery			(129)		(129)
Total adjustments	(418)	(16,102)	(7,332)	(6,533)	(7,750)
Changes in working capital items	(328)	3,583	1,120	(41)	792
Net cash used in operating activities	(746)	(12,519)	(6,212)	(6,574)	(6,958)
Cash flows from (used in) investing activities:
Interest received	4	70	146	114	150
Acquisition of intangible assets				(92)
Acquisition of equipment	(24)	(455)	(2,503)	(276)	(2,527)
Acquisition of short-term investments			(12,765)	(11,954)	(12,765)
Acquisition of marketable securities		(26)
Maturity of short-term investments			22,030	20,437	22,030
Net cash (used in) investing activities	(20)	(411)	6,908	8,229	6,888
Cash flows from (used in) financing activities:
Net proceeds from public offering	(34)	11,065	5,044		5,010
Net proceeds from private placement	(10)	(40)	1,882		1,872
Proceeds from exercise of warrants		384
Share issue costs				(1)
Interest paid		(3)	(18)	(2)	(18)
Net cash from (used in) financing activities	(44)	11,406	6,908	(3)	6,864
Foreign exchange (loss) gain on cash and cash equivalents held in foreign currencies	9	(25)	(58)	64	(49)
Net increase (decrease) in cash and cash equivalents	(801)	(1,549)	7,546	1,716	6,745
Cash and cash equivalents, beginning of period	10,573	9,772	3,027	1,311	3,027
Cash and cash equivalents, end of period	9,772	8,223	10,573	3,027	9,772
Cash	6,778	1,583	7,584	3,027	6,778
Cash equivalents	$ 2,994	$ 6,640	$ 2,989		$ 2,994